Taxation - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 14, 2008	Mar. 16, 2007	Feb. 28, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax [Line Items]
Effective income tax rate	10.00%	10.00%	12.50%
Research and development expense percentage	150.00%
Preferential tax rate		10.00%
Undistributed earnings of foreign subsidiaries	$ 38,393,000	$ 31,385,000
Foreign withholding taxes	3,839,000	3,138,000
PRC Enterprise [Member]
Income Tax [Line Items]
Effective income tax rate	25.00%
Accrued income tax	$ 0
Shenzhen Xunlei [Member]
Income Tax [Line Items]
Income tax holiday description	Shenzhen Xunlei has been claiming such Super Deduction in ascertaining its tax assessable profits from 2009 onwards. In addition, approved by the relevant local tax authority in July 2010, Shenzhen Xunlei was recognized as an enterprise engaged in software development activities, accordingly, it is entitled to a tax holiday of 2-year Exemption and 3-year 50% Reduction from 2010 onwards.
New Enterprise Income Tax Rate [Member]
Income Tax [Line Items]
Effective income tax rate					25.00%
Income tax transitional period					5 years
Favorable statutory tax rate				15.00%
New Enterprise Income Tax Rate [Member] | Subsidiaries And VIE's Subsidiaries [Member]
Income Tax [Line Items]
Effective income tax rate	25.00%
High and New Technology Enterprise [Member]
Income Tax [Line Items]
Certificate effective date						Jan. 01, 2011
Enterprise Income Tax Rate [Member]
Income Tax [Line Items]
Effective income tax rate	15.00%
Income tax holiday description	As approved by the local tax authority, Giganology Shenzhen was further exempt from EIT for two years commencing from its first year of profitable operation after offsetting prior years’ tax losses, followed by a 50% reduction for the next three years (“2-year Exemption and 3-year 50% Reduction”) as a software enterprise. The first year of profit operation of Giganology Shenzhen was 2006. According to new EIT Law, Giganology Shenzhen could still enjoy the tax holidays which were grandfathered by the New EIT Law.
Shenzhen Special Economic Zone [Member]
Income Tax [Line Items]
Transitional income tax rates			25.00%				24.00%	22.00%	20.00%	18.00%
Giganology (Shenzhen) Co. Ltd [Member]
Income Tax [Line Items]
Effective income tax rate	25.00%	25.00%	25.00%